PGIM Target Date 2030 Fund Annual Fund Operating Expenses - PGIM Target Date 2030 Fund	Jul. 31, 2025
R1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	2.71%
Other Expenses (as a percentage of Assets):	2.81%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	3.65%
Fee Waiver or Reimbursement	(2.65%)
Net Expenses (as a percentage of Assets)	1.00%	[2]
R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	1.27%
Other Expenses (as a percentage of Assets):	1.37%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.96%
Fee Waiver or Reimbursement	(1.21%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	0.60%
Other Expenses (as a percentage of Assets):	0.70%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.54%)
Net Expenses (as a percentage of Assets)	0.60%	[2]
R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	13.48%
Other Expenses (as a percentage of Assets):	13.58%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	13.92%
Fee Waiver or Reimbursement	(13.42%)
Net Expenses (as a percentage of Assets)	0.50%	[2]
R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.37%)
Net Expenses (as a percentage of Assets)	0.40%	[2]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%	[1]
Component2 Other Expenses	0.29%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.34%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	0.25%	[2]

[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class R1 shares, 0.75% of average daily net assets for Class R2 shares, 0.60% of average daily net assets for Class R3 shares, 0.50% of average daily net assets for Class R4 shares, 0.40% of average daily net assets for Class R5 shares, and 0.25% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. This waiver has no express termination date and may not be terminated by PGIM Investments without the prior approval of the Fund’s Board of Trustees.